Stock-Based Compensation - Assumptions Used to Determine the Fair Value of Option Rights (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.97%	1.24%	1.37%
Expected life of option rights	5 years 18 days	5 years 18 days	5 years 18 days
Expected dividend yield of stock	0.85%	1.06%	1.13%
Expected volatility of stock	21.30%	21.20%	24.50%